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                        WRL FINANCIAL FREEDOM BUILDER(R)
                       SUPPLEMENT DATED AUGUST 24, 2001 TO
                         PROSPECTUS DATED MAY 1, 2001 AS
                          SUPPLEMENTED AUGUST 24, 2001

Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International
Equity) portfolio of the AEGON/Transamerica Series Fund, Inc.   Effective March
1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.

The following information is added to page 5 of the Prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

        WRL International Equity (formerly, WRL GE International Equity)


The following information is added to the Portfolio Annual Expense Table on page 13 of the Prospectus:

                          Management      Other     Rule 12b-1  Total Portfolio
      Portfolio              Fees        Expenses      Fees     Annual Expenses
--------------------------------------------------------------------------------
International Equity         1.00%       0.20%         N/A          1.20%
--------------------------------------------------------------------------------


The following is added to the table in footnote (8) on page 14 of the
Prospectus:


                         Expense       Reimbursement     Expense Ratio Without
      Portfolio           Limit           Amount            Reimbursement
 -------------------------------------------------------------------------------
International Equity       1.20%*           N/A                    N/A
--------------------------------------------------------------------------------

* Effective March 1, 2002, this expenses limit will be increased to 1.50%.


The following information replaces the information regarding GE International Equity on pages 19 of the Prospectus under the heading "The Separate Account and the Portfolios - The Funds":


      Portfolio           Sub-Adviser or Adviser        Investment Objective
--------------------------------------------------------------------------------
International Equity    American Century Investment   Seeks long-term growth of
                        Management, Inc.              capital.
--------------------------------------------------------------------------------

All other references throughout the prospectus to WRL GE International Equity are changed to WRL International Equity.